CAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Temporary Equity
The dividend rate and issue price of Preferred Stock, par value of $0.0001, as of December 31, 2020 were as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.01	$0.09
Series B	$0.01	$0.20
Series C	$0.02	$0.37
Series D	$0.19	$3.15
Series E	$0.21	$3.48
Series E-1	$0.21	$3.48